Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	001-16653
Entity Registrant Name	EMPIRE PETROLEUM CORPORATION
Entity Central Index Key	0000887396
Entity Tax Identification Number	73-1238709
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 S. Utica Place
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Tulsa,
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74114
City Area Code	539
Local Phone Number	444-8002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false